Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	$ 572,952	$ 561,347	$ 548,970
Long-lived assets	270,954	258,846	219,465
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	46,142	47,915	46,574
Long-lived assets	108,213	117,913	122,983
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	136,242	130,066	110,167
Long-lived assets	57,357	101,387	61,027
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	363,065	376,677	383,829
Long-lived assets	98,958	31,191	35,455
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	27,503	6,689	$ 8,400
Long-lived assets	$ 6,426	$ 8,355